EXHIBIT 99.3

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-C SERIES

Period	Collection	Accrual	Distribution
From	01-Aug-19	15-Aug-19	16-Sep-19
To	31-Aug-19	16-Sep-19
Days	32

Description of Collateral

On the Distribution Date, the Series 2017-C balances were:

Notes	$1,250,000,000.00
1,250,000,000.00
Principal Amount of Debt	1,250,000,000.00
Required Overcollateralization	$293,210,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$4,157,140.04
Series Nominal Liquidation Amount	1,547,367,140.04

Required Participation Amount	$1,547,367,140.04
Excess Receivables	$196,633,202.64

Total Collateral	1,744,000,342.68

Collateral as Percent of Notes	139.52%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$5,053,239,438.21
Total Principal Collections	($1,782,808,350.54)
Investment in New Receivables	$1,698,596,677.50
Receivables Added for Additional Accounts	$0.00
Repurchases	($64,884,676.27)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($711,078,597.12)
Less Servicing Adjustment	($2,043,656.80)

Ending Balance	$4,191,020,834.98

SAP for Next Period	41.61%

Average Receivable Balance	$4,265,875,415.47
Monthly Payment Rate	41.79%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$18,830,087.61
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$18,830,087.61

Series Allocation Percentage at Month-End	41.61%
Floating Allocation Percentage at Month-End	85.37%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
10/15/2020	4/1/2020	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	32
LIBOR	2.195130%
Applicable Margin	0.320000%
	2.515130%

	Actual	Per $1000
Interest	2,794,588.89	2.24
Principal	—	—

		2.24
Total Due Investors	2,794,588.89
Servicing Fee	1,286,008.33

Excess Cash Flow	2,608,945.50

Reserve Account
Required Balance	$6,250,000.00
Current Balance	$6,250,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	1.77%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*	39.24%

* Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.